Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Provision
The provision for income taxes for the years ended December 31, 2022 and 2021 was comprised as follows (in thousands):

	Year Ended December 31,
	2022	2021
Current taxes:
Federal	$—	$—
State	10	2

Total current taxes	10	2
Deferred taxes:
Federal	—	—
State	—	—

Total deferred taxes	—	—

Total provision for income taxes	$10	$2

Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate
A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2022	2021
Income tax computed at federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	6.1%	9.9%
Tax credit carryforwards	6.2%	6.2%
Permanent items	(0.2)%	12.5%
Change in valuation allowance	(32.7%)	(49.4%)
Other	(0.4%)	(0.2)%

Effective tax rate	—%	—%

Summary of Deferred Tax Assets
The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 were comprised as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$19,580	$14,481
Tax credit carryforwards	5,477	1,871
Capitalized research and development	10,279	—
Stock-based compensation	319	148
Deferred rent	—	521
Operating lease liability	855	—
Accrued expenses and other temporary differences	707	650

Total deferred tax assets	37,217	17,671
Less: valuation allowance	(36,094)	(17,091)

Net deferred tax assets	1,123	580
Deferred tax liabilities:
Operating right-of-use asset	(552)
Depreciation	(571)	(580)

Total deferred tax liabilities	(1,123)	(580)

Net deferred taxes	$—	$—